Annual Fund Operating Expenses - AST T ROWE PRICE LARGE-CAP GROWTH PORTFOLIO - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.68%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses Over Assets [Item]	0.01%
= Total Annual Portfolio Operating Expenses	0.94%
- Fee Waiver and/or Expense Reimbursement	(0.05%)
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.89%	[1],[2]

[1]	The Manager has contractually agreed to waive 0.0373% of its investment management fee through June 30, 2022. In addition,the Manager has contractually agreed to waive 0.010% of its investment management fee through June 30, 2022. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.
[2]	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented after the end of the most recent fiscal year.